Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of significant components of provision for income taxes

	December 31,	December 31,
	2021	2020

Current	$138,061	$1,609,850
Deferred	—	63,107
The provision for income taxes	$138,061	$1,672,957

Schedule of Effective Income Tax Rate Reconciliation

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2020	2019
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate reduction	(10.0)%	(10.0)%	(10.0)%
Preferential Blue Hat Pingxiang tax rate reduction	—	—	(12.5)%
Permanent difference	(15.2)%	2.1%	2.3%
Effective tax rate	(0.2)%	17.1%	4.8%

Schedule of significant components of deferred tax assets

	December 31,	December 31,
	2021	2020
Allowance for doubtful accounts	$—	$119,127

Schedule of Taxes payable

	December 31,	December 31,
	2021	2020

VAT taxes payable	$843,257	$4,420,954
Income taxes payable	2,265,919	1,854,745
Other taxes payable	178,464	298,626
Totals	$3,287,640	$6,574,325